Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jun. 01, 2016	Mar. 31, 2025
Franklin International Core Dividend Tilt Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin International Core Dividend Tilt Index ETF (NAV)
Accumulated Value		$ 19,532	$ 16,907	$ 15,866	$ 14,277	$ 11,194	$ 12,052	$ 11,192	$ 10,830	$ 10,000	$ 20,555
Franklin Emerging Market Core Dividend Tilt Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin Emerging Market Core Dividend Tilt Index ETF (NAV)
Accumulated Value		13,546	12,051	13,444	14,035	9,844	12,391	13,397	11,455	10,000	$ 15,008
Franklin U.S. Core Dividend Tilt Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin U.S. Core Dividend Tilt Index ETF (NAV)
Accumulated Value		20,167	15,790	17,180	15,320	10,407	12,150	11,738	10,979	10,000	$ 22,313
Franklin U.S. Equity Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin U.S. Equity Index ETF (NAV)
Accumulated Value		22,169	17,009	18,615	17,078	11,815	13,205	12,517	10,995	10,000	$ 23,964
Morningstar Developed Markets ex-North America Target Market Exposure Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]										Morningstar Developed Markets ex-North America Target Market Exposure Index-NR†
Morningstar Emerging Markets Target Market Exposure Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Emerging Markets Target Market Exposure Index-NR
Morningstar US Target Market Exposure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]										Morningstar US Target Market Exposure Index†
Morningstar US Target Market Exposure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3]										Morningstar US Target Market Exposure Index†
Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4]										Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR††
Accumulated Value		21,284	18,383	17,177	16,041	11,646	12,980	12,333	11,519	10,000	$ 22,286
Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[5]										Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR††††
Accumulated Value		19,900	17,253	16,152	14,489	11,327	12,149	11,219	10,821	10,000	$ 20,922
Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[6]										Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR†††
Linked Morningstar Emerging Markets Target Market Exposure Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Morningstar Emerging Markets Target Market Exposure Index-NR
Accumulated Value		15,809	14,503	16,187	18,263	11,530	14,008	15,129	12,110	10,000	$ 16,898
Morningstar Emerging Markets Dividend Enhanced Select Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Emerging Markets Dividend Enhanced Select Index-NR
Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR
Accumulated Value		14,207	12,584	13,976	14,470	10,099	12,670	13,608	11,550	10,000	$ 15,815
Linked Morningstar US Target Market Exposure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Morningstar US Target Market Exposure Index
Accumulated Value		23,361	17,925	19,749	18,451	11,895	13,381	13,075	11,354	10,000	$ 25,263
Linked Morningstar US Dividend Enhanced Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Morningstar US Dividend Enhanced Select Index
Accumulated Value		20,176	15,787	17,155	15,298	10,400	12,148	11,733	10,987	10,000	$ 22,337
Morningstar US Dividend Enhanced Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[7]										Morningstar US Dividend Enhanced Select Index†††
Linked Morningstar US Target Market Exposure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[8]										Linked Morningstar US Target Market Exposure Index††
Accumulated Value		$ 22,198	$ 17,032	$ 18,627	$ 17,082	$ 11,831	$ 13,216	$ 12,530	$ 10,996	$ 10,000	$ 24,005

[1]
†	The Morningstar Developed Markets ex-North America Target Market Exposure Index-NR did not commence calculation and publication until June 10, 2019.

[2]
†	The Morningstar US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.

[3]
†	The Morningstar US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.

[4]
††	The Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR reflects the performance of the Fund’s old primary benchmark, the MSCI Europe, Australasia and the Far East (EAFE) 100% Hedged to USD Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[5]
††††	The Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR reflects the performance of the Fund’s old underlying index, LibertyQ International Equity Hedged Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[6]
†††	The Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR did not commence calculation and publication until June 15, 2022.

[7]
†††	The Morningstar US Dividend Enhanced Select Index did not commence calculation and publication until June 15, 2022.

[8]
††	The Linked Morningstar US Target Market Exposure Index reflects the performance of the Fund’s previous underlying index, the LibertyQ Global Equity Index-NR, through July 31, 2022, followed by the performance of the Underlying Index thereafter.